Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

17.  Leases

	Right-of-use assets	Lease liabilities
Balance at January 1, 2024	2,920	2,441
Additions	459	446
Loss on modification	80	86
Depreciation	(1,621)	—
Interest expense	—	76
Payments	—	(1,667)
Effect of foreign exchange rates	8	(82)
Balance at December 31, 2024	1,846	1,300

Lease liabilities - current		1,282
Lease liabilities - non-current		18

	Right-of-use assets	Lease liabilities
Balance at January 1, 2025	1,846	1,300
Additions	1,117	1,117
Loss on modification	(202)	(214)
Depreciation	(1,827)	—
Interest expense	—	84
Payments	—	(1,412)
Effect of foreign exchange rates	113	212
Balance at December 31, 2025	1,047	1,087

Lease liabilities - current		777
Lease liabilities - non-current		310

The amounts reflected in the item General and administrative expenses of the consolidated statement of profit or loss and other comprehensive income other than depreciation in relation to leases are presented in the table below:

	2025	2024	2023
Expense relating to short-term and low-value leases	196	225	246
Interest expense on lease liabilities	84	76	56
	280	301	302

On October 4, 2021 GDEV Inc. entered into a new lease agreement over the office spaces in Limassol, Cyprus. The lease original term was 3 years with an early termination option. Management decided not to account for this option while determining the amount of right-of-use assets and lease liabilities due to the fact that its exercise was not reasonably certain. The agreement was terminated in September of 2023.

On August 9, 2022 Nexters Studio Armenia LLC entered into a new lease agreement over the co-working spaces in Yerevan, Armenia, the lease runs for 2 years. It was terminated at November 6, 2023. On December 1, 2023 Nexters Studio Armenia LLC entered into a sub-lease agreement for the same premises, but with a new lessor. In December 2024 it was renewed for one more year.

On March 1, 2023 Nexters Studio Armenia LLC entered into a new sub-lease agreement over the office spaces in Yerevan, Armenia, the lease runs for 1 year. Additionally, one more sub-lease agreement over the office spaces for 1 year was concluded on the May 5, 2023. In June, 2024 the agreement was renewed for 2 more years.

On June 22, 2023 Nexters Studio Armenia LLC entered into a new lease agreement over the warehouse spaces in Yerevan, Armenia, the lease runs for 1 year, which was modified and extended for 1 more year.

On July 7, 2023 Nexters Global Ltd entered into a new lease agreement over the office spaces in Limassol, Cyprus with a new owner. The lease runs for 3 years. In accordance with the lease agreement the annual lease shall be prepaid in advance. On July 1, 2025 the agreement was modified with the shorter its term to the end of 2025. The gain on modification of 12 was reflected in this consolidated statement of profit or loss.

On March 14 and May 7, 2025, Cubic Games Studio Ltd entered into two lease agreements for office spaces in Limassol, Cyprus, beginning on March 17, 2025 and May 7, 2025, respectively, and running for two years with an option of renewal after that date subject to the adjustment of the lease payments to the market conditions. As the market conditions at the lease expiration date cannot be reliably estimated as at the reporting date management decided not to account for the lease renewal option while determining the amount of right-of-use assets and lease liabilities in either of the two leases.

On October 31, 2025 Nexters Global Ltd entered into a new lease agreement over the office spaces in Limassol, Cyprus with a new owner. The lease commenced on January 5, 2026 and runs for 3 years, with an option of renewal for another three years subject to a rental increase of 7%. The non-cancellable period for accounting purposes is assessed as being 2 years. In accordance with the lease agreement the annual lease shall be paid biannually in advance.

The Group measures the lease liability at the present value of the remaining lease payments as if the acquired lease were a new lease at the acquisition date. The Group initially measures the right-of-use asset at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

Other than the office and car leases discussed above the Company has no other material leases.

Total cash outflow for leases recognized in the consolidated statement of cash flow is presented below:

	2025	2024	2023
Cash outflow for leases	1,328	1,591	1,892
Cash outflow for short-term and low-value leases	196	225	246
Total cash outflow for leases	1,524	1,816	2,138

All lease obligations of Cypriot companies are denominated in €. The rate of 5% per annum was used as the incremental borrowing rate.